Inventory (FY)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventory
3. Inventory

Inventory consists of the following at December 31, 2019 and 2018:

	2019	2018
Inventory - finished goods	$357,265	$188,116
Inventory – parts	185,690	169,704
Total inventory	$542,955	$357,820